OTHER NON-CURRENT ASSETS (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Other Asset Impairment Charges				$ 0
Arrangement Management Services at Hanzhong Hospital [Member]
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Deposit refundable each year	¥ 9,339				$ 1,345
Other Asset Impairment Charges	¥ 502	$ 3,487